Share-based awards - Share-based awards relating to Ant Financial (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share-based awards
Share-based compensation expense	¥ 50,120	¥ 31,742	¥ 37,491
Share-based awards relating to Ant Group
Share-based awards
Share-based compensation expense	¥ 17,315	¥ 1,261	¥ 12,855
Share-based awards relating to Ant Group | Share-based awards with four-year vesting schedule
Share-based awards
Vesting period	4 years	4 years	4 years	4 years
Vesting percentage	25.00%	25.00%	25.00%	25.00%
Share-based awards relating to Ant Group | Share-based awards with four-year vesting schedule and initial vesting at first anniversary
Share-based awards
Vesting percentage	25.00%	25.00%	25.00%	25.00%
Share-based awards relating to Ant Group | Share-based awards with four-year vesting schedule and initial vesting at second anniversary
Share-based awards
Vesting percentage	50.00%	50.00%	50.00%	50.00%
Share-based awards relating to Ant Group | Share-based awards with six-year vesting schedule
Share-based awards
Vesting period	6 years	6 years	6 years	6 years